Note 13 - Investments in Unconsolidated Joint Ventures (Details Textual) - USD ($) $ in Thousands			1 Months Ended		6 Months Ended
	Apr. 24, 2020	Mar. 12, 2020	Apr. 17, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Excess of Purchase Price Over Book Value of Vessels					$ 60,850
Clearlake Shipping Pte Ltd [Member]
Time Charters, Term (Year)				5 years
Time Charters, Term, Additional Option (Year)				2 years
City of Athens and Eco Nine [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 37,660
Debt Instrument, Term (Year)		5 years
City of Athens and Eco Nine [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		3.00%
City of Athens and Eco Nine [Member] | M/T Eco Holmby Hills [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 18,830
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		18,830
City of Athens and Eco Nine [Member] | M/T Eco Palm Springs [Member]
Line of Credit Facility, Maximum Borrowing Capacity		18,830
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 18,830
City of Athens and Eco Nine [Member]
Equity Method Investment, Ownership Percentage	50.00%
Payments to Acquire Equity Method Investments	$ 27,000
Excess Basis, Amortization Period (Year)	25 years
Equity Method Investment, Realized Gain (Loss) on Disposal, Total					$ (35)
Proceeds from Sale of Equity Method Investments			$ 19,555
City of Athens and Eco Nine [Member] | CSI [Member]
Fees Due to Related Parties	$ 453
City of Athens [Member]
Excess of Purchase Price Over Book Value of Vessels	1,646
Excess of Purchase Price Over Fair Value of Vessels	1,963
Eco Nine [Member]
Excess of Purchase Price Over Book Value of Vessels	1,654
Excess of Purchase Price Over Fair Value of Vessels	$ 1,963